SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Long Term Debt Maturities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
2013	$ 7,963
2014	7,970
2015	6,312
2016	4,655
2017	4,642
2018 and after	17,168
Long-term loans	48,710	45,071
Interest expenses	$ 2,153	$ 2,318	$ 626